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                               SEPARATE ACCOUNT KG
                            (KEMPER GATEWAY ADVISOR)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

    SUPPLEMENT TO PROSPECTUS DATED JUNE 23, 1999 AS REVISED NOVEMBER 15, 1999


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Under M. Optional Minimum Guaranteed Annuity Payout Rider, Conditions of
Election of the Minimum Guaranteed Annuity Payout Rider, the second bullet point is amended to read as follows:

The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Owner has reached his/her 87th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Owner has reached his/her 82nd birthday.


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SUPPLEMENT DATED DECEMBER 29, 1999